Note 13 - Income Taxes - Temporary Differences and Unused Tax Losses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CANADA
Statement Line Items [Line Items]
Temporary differences	$ 19,837,000	$ 11,848,000
UNITED STATES
Statement Line Items [Line Items]
Temporary differences	$ 0	190,000
Bottom of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2031
Temporary differences, expiry range	Dec. 31, 2031
Top of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2045
Temporary differences, expiry range	Dec. 31, 2045
Share issue costs [member] | Bottom of range [member]
Statement Line Items [Line Items]
Temporary differences	$ 869,000
Temporary differences, expiry range	Dec. 31, 2046
Temporary differences, expiry range	Dec. 31, 2046
Share issue costs [member] | Top of range [member]
Statement Line Items [Line Items]
Temporary differences		489,000
Temporary differences, expiry range	Dec. 31, 2049
Temporary differences, expiry range	Dec. 31, 2049
Investment in associate [member]
Statement Line Items [Line Items]
Temporary differences	$ 106,000	0
Allowance capital losses [member]
Statement Line Items [Line Items]
Temporary differences	0	3,000
Net operating losses available for future period [member]
Statement Line Items [Line Items]
Temporary differences	0	190,000
Non-capital losses available for future period [member]
Statement Line Items [Line Items]
Temporary differences		$ 12,038,000
Non-capital losses available for future period [member] | Bottom of range [member]
Statement Line Items [Line Items]
Temporary differences	$ 15,182,000
Temporary differences, expiry range	Dec. 31, 2031
Temporary differences, expiry range	Dec. 31, 2031
Non-capital losses available for future period [member] | Top of range [member]
Statement Line Items [Line Items]
Temporary differences, expiry range	Dec. 31, 2045
Temporary differences, expiry range	Dec. 31, 2045